Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.00%	19.00%
Impact of profits/losses earned in territories with different statutory rates	6.10%	5.20%	2.90%
Weighted average [member]
Disclosure of geographical areas [line items]
Impact of profits/losses earned in territories with different statutory rates	25.10%	24.20%	21.90%